Income taxes - Summary of major components of tax expense (income) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current tax expense:
Current year	€ 9,251	€ 11,540	€ 12,564
Changes in estimates related to prior years	(1,245)	(187)	2,051
Deferred tax expense:
Origination and reversal of temporary differences	1,545	(9,354)	1,567
Tax write-down	3,000	5,300
Recognition of previously unrecognized deferred tax assets			(5,145)
Income tax expense reported in profit from continuing operations	€ 12,551	€ 7,299	€ 11,037